Property, construction in process and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, construction in process and equipment [Abstract]
Reconciliation of Carrying Amount
Reconciliation of carrying amount

		Construction in			Computer	Transportation		Equipment and
	Land	process	Buildings	Elevators	equipment	Equipment	Furniture(1)	other assets	Total
Cost:
Balances as of January 1, 2021	$6,373,462,349	$1,943,448,204	-	-	$5,515,500	$2,310,075	$4,687,834	$3,164,149	$8,332,588,111

Additions	39,800,079	844,891,106	-	-	1,289,113	628,276	156,665	9,732	886,774,971
Disposals	(7,908,895)	-	-	-	-	(295,346)	-	-	(8,204,241)
Revaluation	228,322,633	10,667,457	-	-	-	-	-	-	238,990,090

Balances as of December 31, 2021	6,633,676,166	2,799,006,767	-	-	6,804,613	2,643,005	4,844,499	3,173,881	9,450,148,931

Additions	-	1,521,986,623	-	-	304,710	231,683	850,447	-	1,523,373,463
Disposals	(85,296,091)	-	-	-	-	-	-	-	(85,296,091)
Revaluation	1,246,037,181	4,763,002,165	-	-	-	-	-	-	6,009,039,346

Balances as of December 31, 2022	$7,794,417,256	$9,083,995,555	$-	$-	$7,109,323	$2,874,688	$5,694,946	$3,173,881	$16,897,265,649

Additions	173,992,200	1,388,105,617	-	-	627,269	-	157,205,729	-	1,719,930,815
Disposals	-	-	-	-	-	-	(163,689,130)	-	(163,689,130)
Capitalization of FF&E and OS&E, buildings and elevators	-	(1,525,827,023)	1,348,289,068	10,964,935	-	-	166,573,020	-	-
Revaluation	(21,598,770)	(2,437,323,707)	1,568,940,131			-	-	-	(889,982,346)
Balances as of December 31, 2023	$7,946,810,686	$6,508,950,442	$2,917,229,199	$10,964,935	$7,736,592	$2,874,688	$165,784,565	$3,173,881	$17,563,524,988

		Construction in			Computer	Transportation		Equipment and
	Land	process	Buildings	Elevators	equipment	Equipment	Furniture(1)	other assets	Total
Accumulated depreciation:
Balances as of January 1, 2021	$-	$-	$-	$-	$(4,435,872)	$(1,838,991)	$(3,806,348)	$(1,871,164)	$(11,952,375)

Depreciation	-	-	-	-	(644,870)	(643,856)	(122,157)	(159,108)	(1,569,991)
Disposals	-	-	-	-	-	8,787	-	-	8,787

Balances as of December 31, 2021	-	-	-	-	(5,080,742)	(2,474,060)	(3,928,505)	(2,030,272)	(13,513,579)

Depreciation	-	-	-	-	(811,269)	(152,541)	(151,450)	(152,981)	(1,268,241)

Balances as of December 31, 2022	$-	$-	$-	$-	$(5,892,011)	$(2,626,601)	$(4,079,955)	$(2,183,253)	$(14,781,820)

Depreciation	-	-	(71,580,551)	(1,096,493)	(779,108)	(77,491)	(55,029,094)	(152,462)	(128,715,199)

Balances as of December 31, 2023	-	-	(71,580,551)	(1,096,493)	(6,671,119)	(2,704,092)	(59,109,049)	(2,335,715)	(143,497,019)

Carrying amounts as of:
December 31, 2021	$6,633,676,166	$2,799,006,767	$-	$-	$1,723,871	$168,945	$915,994	$1,143,609	$9,436,635,352

December 31, 2022	$7,794,417,256	$9,083,995,555	$-	$-	$1,217,312	$248,087	$1,614,991	$990,628	$16,882,483,829

December 31, 2023	$7,946,810,686	$6,508,950,442	$2,845,648,648	$9,868,442	$1,065,473	$170,596	$106,675,516	$838,166	$17,420,027,969

(1)	Includes FF&E and OS&E assets.

Non-cash and Cash Transactions in Property, Construction in Process and Equipment
Non-cash and cash transactions in Property, construction in process and equipment

	As of December 31,
	2023	2022	2021

Balances as of January 1	$16,897,265,649	$9,450,148,931	$8,332,588,111
Non-cash transactions:
Revaluation of land and construction in process	(889,982,346)	6,009,039,346	238,990,090
Effect on movement in exchange rates on cash held	-	1,451,180	(571,766)
Total non-cash transactions	(889,982,346)	6,010,490,526	238,418,324

Cash transactions:
Construction in process and equipment	1,281,108,214	1,189,600,453	666,056,209
Accrued capitalized borrowing costs	275,133,471	247,025,739	213,086,287
Total cash transactions	1,556,241,685	1,436,626,192	879,142,496

Balances as of December 31	$17,563,524,988	$16,897,265,649	$9,450,148,931

Valuation Technique and Significant Unobservable Inputs
The following table shows the valuation technique used in measuring the fair value of the land and construction in process, as well as the significant unobservable inputs used.

The revaluation (loss) surplus for the years ended December 31, 2023, 2022 and 2021 were $(889,982,346) $6,009,039,346 and $238,990,090, respectively.

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Land

Group directors use the market-based approach to determine the value of the land as described in the valuation reports prepared by the appraisers.

In estimating the fair value of the subject assets, the appraiser performed the following:

•    Researched market data to obtain information pertaining to sales and listings (comps) that are similar to the Subject Asset.
•    Selected relevant units of comparison (e.g., price per square meter), and developed a comparative analysis for each.
•   Compared the comps to the Subject Asset using elements of comparison that may include, but are not limited to, market conditions, location, and physical characteristics; and adjusted the comps as appropriate.
•    Reconciled the multiple value indications that resulted from the adjustment of the comps into a single value indication.
•    The selected price per square meter is consistent with market prices rates paid by market participants and/or current asking market prices rates for comparable properties.

The appraiser compared the comps to the Subject Assets using comparison elements that include market conditions, location, and physical characteristics.

•          Location (0.80 - 1).
•          Size (1.08 - 1.20).
•          Market conditions (0.8 - 1).
The estimated fair value would increase if the adjustments applied were higher.

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Construction in process

Group directors use the cost approach to determine the value of construction in process as described in the valuation reports prepared by the appraisers.
In estimating the fair value of building and site improvements, the appraiser performed the following:

•       Estimated replacement cost of the building and site          improvements, as though new, considering items such as indirect costs.
•        Estimated and applied deductions related to accrued            depreciation, resulting from physical deterioration, and work in progress.
	The appraiser used an adjustment factor regarding the status of the construction in process. Work in progress adjustment (0.6 - 0.98).	The estimated fair value would increase if the adjustments applied were higher.

Land and Construction in Process Measured on a Historical Cost Basis
If the Group’s land and construction in process been measured on a historical cost basis, the carrying amounts would have been as follows:

	As of December 31,
	2023	2022

Land	$673,294,661	$499,302,461
Construction in process	5,276,177,102	3,693,047,230
Total	$5,949,471,763	$4,192,349,691

Properties Subject to Registered Debenture that Forms Security for Certain Loans
As of December 31, 2023, properties with a carrying amount of $17,407,733,917 were subject to a registered debenture that forms security for certain loans. A list of the properties granted and the related loans is as follows:

Property	Associated Credit Reference
Unit 1, 4 y 5 / Grand Island	See Note 10 Terms and repayment schedule (1)
Unit 2 / Grand Island	See Note 10 Terms and repayment schedule (4) and Note 6 reference 8
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (3)
Beach Club – Playa Delfines	See Note 10 Terms and repayment schedule (1) and (8)
Plot of land: La Punta Bajamar / Lote 1, Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 2, Manzana S/M, Sup. 6,294.08 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 3 (Vialidad), Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 4, Manzana S/M, Sup. 10,015.68 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 5, Manzana S/M, Sup. 11,986.53 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 6, Manzana S/M, Sup. 2,912.02 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 7, Manzana S/M, Sup. 568.51 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 8, Manzana S/M, Sup. 635.25 M2	See Note 10 Terms and repayment schedule (7)

As of December 31, 2022, properties with a carrying amount of $14,013,476,697 were subject to a registered debenture that forms security for certain loans. A list of the properties granted and the related loans is as follows:

Property	Associated Credit Reference
Unit 1, 4 y 5 / Grand Island	See Note 10 Terms and repayment schedule (1)
Unit 2 / Grand Island	See Note 10 Terms and repayment schedule (4) and Note 6 references (7) and (8)
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (3)